Deferred tax liabilities	12 Months Ended
Feb. 28, 2022
Disclosure Of Deferred Tax Liabilities [Abstract]
Deferred tax liabilities
16	Deferred tax liabilities

Recognised deferred tax liabilities

Deferred tax liabilities are attributable to the following temporary differences:

	As of February 28, 2022	As of February 28, 2021
	US$	US$
Intangible assets	2,742,197	1,667,928
Plant and equipment	22,704	47,000
	2,764,901	1,714,928

Movement in deferred tax liabilities

	As of February 28, 2021	Recognised in profit or loss	As of February 28, 2022
	US$	US$	US$
Intangible assets	1,667,928	1,074,269	2,742,197
Plant and equipment	47,000	(24,296)	22,704
	1,714,928	1,049,973	2,764,901